Financial Instruments / Risk Management - Schedule of Financial Instruments (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Instruments [Line Items]
Trade payables	SFr 5,871	SFr 7,596
Accrued expenses and other payables	18,198	5,948
Lease liabilities	1,180	605	SFr 633
Total Liabilities	46,970	20,625
Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	5,871	7,596
Accrued expenses and other payables	18,198	5,948
Lease liabilities	1,270	681
Total Liabilities	25,339	14,225
Less than one year | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	5,871	7,596
Accrued expenses and other payables	18,198	5,948
Lease liabilities	353	210
Total Liabilities	24,422	13,754
Over one year | Liquidity Risk
Disclosure Of Financial Instruments [Line Items]
Trade payables	0
Accrued expenses and other payables	0	0
Lease liabilities	917	471
Total Liabilities	SFr 917	SFr 471